Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits	9 Months Ended
Sep. 30, 2014
Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits
Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits

14. Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits

        Security deposits, deferred overhaul rental and other customer deposits for the Predecessor were comprised of the following at December 31, 2013:

Predecessor
December 31, 2013
(Dollars in thousands)
Security deposits paid by lessees(a)	$1,065,719
Deferred overhaul rentals(b)	882,422
Rents received in advance and straight-line rents(c)	460,785
Other customer deposits(b)	229,068

$2,637,994

(a)
For the Successor, Security deposits paid by lessees in the amount of $738.0 million are presented separately as Lessee deposit liability on the September 30, 2014 Condensed, Consolidated Balance Sheet.

(b)
For the Successor, Deferred overhaul rental and other customer deposits in the amount of $2.8 billion are presented separately as Accrued maintenance liability on the September 30, 2014 Condensed, Consolidated Balance Sheet.

(c)
For the Successor, Rents received in advance and straight-line rents are presented as Deferred revenue within Accrued Expenses, Accounts Payable and Other Liabilities in the amount of $282.9 million at September 30, 2014. See Note 12—Accrued Expenses, Accounts Payable and Other Liabilities.